ORGANIZATION AND PRINCIPAL ACTIVITIES (DETAILS)	0 Months Ended			1 Months Ended	12 Months Ended			30 Months Ended		0 Months Ended								0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended							0 Months Ended			0 Months Ended
	Apr. 16, 2012	Feb. 02, 2010	Dec. 30, 2009 USD ($)	Jan. 31, 2010	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012	Dec. 31, 2012 Minimum month	Dec. 31, 2012 Maximum month	Nov. 30, 2005 Maxpro Mr. Donald Zhang	Dec. 15, 2005 IFM Overseas Limited Mr. Donald Zhang	Aug. 24, 2006 the Partnership IFM Holding	Aug. 24, 2006 the Partnership Mr. Harry Lu	Mar. 22, 2000 Cendant year	Oct. 19, 2007 The ESOP	Aug. 18, 2006 The ESOP	Feb. 02, 2010 Ordinary Shares	Feb. 02, 2010 Common Class A USD ($)	Dec. 31, 2011 Common Class A USD ($)	May 09, 2011 Common Class A Goldman	Feb. 02, 2010 Common Class A Goldman	Feb. 02, 2010 Common Class B USD ($)	May 09, 2011 Common Class B Goldman	Feb. 02, 2010 Common Class B Goldman	Feb. 02, 2010 Preferred Shares USD ($)	Feb. 02, 2010 Series A Preferred Shares	Aug. 24, 2006 Series A Preferred Shares Goldman CNY	Feb. 02, 2010 Series B Preferred Shares	Oct. 19, 2007 Series B Preferred Shares GL Asia Mauritius II Cayman Limited CNY	Feb. 21, 2008 Series B Preferred Shares Realogy CNY	Feb. 02, 2010 USD USD ($)	Jan. 31, 2010 USD USD ($)	Feb. 21, 2008 USD Realogy USD ($)	Mar. 22, 2000 USD Cendant USD ($)	Dec. 31, 2012 USD Common Class A USD ($)	Oct. 19, 2007 USD Series B Preferred Shares GL Asia Mauritius II Cayman Limited USD ($)
Organization and Principal Activities [Line Items]
Ownership held by certain party										100.00%	100.00%	80.00%	20.00%
Investments					1,890,000																						175,300,000
Preferred Shares in exchange for by investing																											200,000,000
Ordinary shares reserved and authorized for issuance																40,000,000
Shares authorized for issuance															52,500,000
Issuance of ordinary shares upon initial public offering						537,168,000																							300,600,000	16,700,000			2,300,000			40,000,000
Issuance of ordinary shares upon initial public offering (in shares)																													105,300,000	6,100,000
Ordinary shares, shares reserved															85,300,000
Split of share capital			10
Ordinary shares, par value (in dollars per share)			$ 0.001																$ 0.01													$ 7.00			$ 0.01
American Depositary Shares offered				12,487,500
American Depositary Shares offered, after ratio change				4,162,500
Ordinary shares offered ADS representing				187,312,500
Par value of ordinary shares after ratio change																																$ 21.00
Proceeds from issuance of ordinary shares upon initial public offering						557,455,000
Authorised share capital value before increasement																															1,325,114
Authorised share capital shares before increasement																	1,013,746,760									200,000,000		111,367,270
Authorised share capital value after increasement																															3,333,000
Authorised share capital shares after increasement																	3,021,632,730									200,000,000		111,367,270
Creation of additional ordinary shares		2,007,885,970
Authorised share capital shares before reorganization																															3,333,000
Par value, in dollars per share, before reorganization																															$ 0.001
Authorised share capital shares after reorganization																		3,133,000,000				100,000,000			100,000,000
Par value, in dollars per share, after reorganization																		$ 0.001				$ 0.001			$ 0.001
Amount converted						519,531,000
Shares converted																					80,502,938		80,502,938			200,000,000		111,367,270
Shares issued in conversion																		238,842,277		80,502,938				80,502,938
ADSs to class A ordinary shares before the "Ratio Change"	1:15
ADSs to class A ordinary shares after the Ratio Change	1:45
Number of new ADSs the record holders entitled to receive	1
Number of shares each new ADS represents	45
Number of old ADSs each new ADS exchages for	3
Terms of entrusted and mortgage credit loans								2	12
Average loan-to-value ratio							50.00%
Contractual period of franchise rights (in years)														25
Renewal clause payment																																		$ 4,500,000